Property and Equipment - Schedule of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 154,918	$ 186,707
Accumulated depreciation and amortization	81,303	86,654
Net book value	73,615	100,053
Assets under capital lease, net [Member]
Property, Plant and Equipment [Line Items]
Cost	52,059
Accumulated depreciation and amortization	2,946
Net book value	49,113
Building [Member]
Property, Plant and Equipment [Line Items]
Cost		72,925
Accumulated depreciation and amortization		12,139
Net book value		60,786
Information systems, hardware and software [Member]
Property, Plant and Equipment [Line Items]
Cost	60,660	70,049
Accumulated depreciation and amortization	49,197	48,127
Net book value	11,463	21,922
Assembly equipment, furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Cost	38,234	37,875
Accumulated depreciation and amortization	29,160	26,388
Net book value	9,074	11,487
Assets under construction [Member]
Property, Plant and Equipment [Line Items]
Cost	3,965	5,858
Net book value	$ 3,965	$ 5,858